Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

  September 8, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Brighthouse Separate Account Eleven for Variable Annuities
File No. 811-21262

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2026 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate

Account Eleven for Variable Annuities of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Report for the AB VPS Sustainable Global Thematic Portfolio of AB Variable

Products Series Fund, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No.

0000825316, File No. 811-05398.

The Semi-Annual Reports for certain funds of AIM Variable Insurance Funds (Invesco Variable

Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File

No. 811-07452.

The Semi-Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Report for BNY Mellon Sustainable U.S. Equity Portfolio, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000890064, File No. 811-07044.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for the Nomura VIP Small Cap Value Series of Delaware VIP® Trust is

incorporated by reference as filed on Form N-CSRS, CIK No. 0000814230, File No. 811-05162.

The Semi-Annual Report for the DWS Small Mid Cap Value VIP of Deutsche DWS Variable Series II is

incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain funds of Franklin Templeton Variable Insurance Products Trust

are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

The Semi-Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-Annual Report for certain funds of Lincoln Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK 0000914036, File No. 811-08090.

The Semi-Annual Report for the Growth Portfolio of Morgan Stanley Variable Insurance Fund, Inc. is

incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

The Semi-Annual Report for the Alger Capital Appreciation Portfolio of The Alger Portfolios is

incorporated by reference as filed on Form N-CSRS, CIK No. 0000832566, File No. 811-05550.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Report for the Contrafund® Portfolio of Variable Insurance Products Fund II is

incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-Annual Report for the Victory Pioneer Mid Cap Value VCT Portfolio of Victory Variable

Insurance Funds II is incorporated by reference as filed on Form N-CSRS, CIK No.0002042317, File

No. 811-024018.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company

2